Retirement Plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Retirement Plans

18. Retirement Plans

DEFINED CONTRIBUTION PLANS

Many of the Company’s employees are covered by government sponsored pension and welfare programs. Under the terms of these programs, the Company makes periodic payments to various government agencies. In addition, in some countries the Company sponsors or participates in certain non-governmental defined contribution plans. Contributions to defined contribution plans for the years ended December 31, 2016, 2015 and 2014 were $21.3 million, $19.9 million and $20.2 million, respectively.

MULTIEMPLOYER PLANS

The Company participates in multiemployer plans in Sweden, Canada, Spain, the Netherlands and Japan which are all deemed insignificant. The largest of these plans is in Sweden, the ITP-2 pension plan, which is funded through Alecta. For employees born before 1979, the plan provides a final pay pension benefit based on all service with participating employers. The Company must pay for wage increases in excess of inflation on service earned with previous employers. The plan also provides disability and family benefits. The plan is more than 100% funded. The Company contributions to the multiemployer plan in Sweden for the years ended December 31, 2016, 2015 and 2014 were $4.4 million, $2.2 million and $2.4 million, respectively.

DEFINED BENEFIT PLANS

The Company has a number of defined benefit pension plans, both contributory and non-contributory, in the U.S., Canada, Germany, France, Japan, Mexico, Sweden, South Korea, India, Turkey, Thailand, Philippines and the United Kingdom. There are funded as well as unfunded plan arrangements which provide retirement benefits to both U.S. and non-U.S. participants.

The main plan is the U.S. plan for which the benefits are based on an average of the employee’s earnings in the years preceding retirement and on credited service. The Company has closed participation in the Autoliv ASP, Inc. Pension Plan to exclude those employees hired after December 31, 2003. Within the U.S. there is also a non-qualified restoration plan that provides benefits to employees whose benefits in the primary U.S. plan are restricted by limitations on the compensation that can be considered in calculating their benefits.

For the Company’s non-U.S. defined benefit plans the most significant individual plan resides in the U.K. The Company has closed participation in the U.K. defined benefit plan to exclude all employees hired after April 30, 2003 with few members accruing benefits.

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR THE PERIODS ENDED DECEMBER 31

	U.S.		Non-U.S.
	2016	2015	2016	2015
Benefit obligation at beginning of year	$324.6	$357.0	$215.8	$237.3
Service cost	8.3	9.9	14.9	14.4
Interest cost	14.6	14.4	7.0	7.0
Actuarial (gain) loss due to:
Change in discount rate	25.9	(47.6)	21.4	(9.7)
Experience	5.9	9.6	(2.0)	(7.7)
Other assumption changes	(6.5)	(1.0)	0.5	(2.2)
Plan participants’ contributions	—	—	0.1	0.2
Plan amendments	—	0.3	2.1	0.2
Benefits paid	(11.6)	(18.0)	(8.7)	(8.4)
Curtailments	—	—	(6.9)	(0.8)
Special termination benefits	—	—	0.1	0.1
Acquisition	—	—	35.3	—
Other	—	—	(0.3)	(0.2)
Translation difference	—	—	(18.7)	(14.4)
Benefit obligation at end of year	$361.2	$324.6	$260.6	$215.8

Fair value of plan assets at beginning of year	$240.0	$253.8	$103.4	$108.0
Actual return on plan assets	21.3	(2.5)	12.1	(1.4)
Company contributions	6.8	6.7	9.8	9.6
Plan participants’ contributions	—	—	0.1	0.1
Benefits paid	(11.6)	(18.0)	(8.7)	(8.4)
Settlements	—	—	(0.6)	—
Acquisition	—	—	25.9	—
Other	—	—	(0.3)	(0.2)
Translation difference	—	—	(13.9)	(4.3)

Fair value of plan assets at year end	$256.5	$240.0	$127.8	$103.4

Funded status recognized in the balance sheet	$(104.7)	$(84.6)	$(132.8)	$(112.4)

The U.S. plan provides that benefits may be paid in the form of a lump sum if so elected by the participant. In order to more accurately reflect a market-derived pension obligation, Autoliv adjusts the assumed lump sum interest rate to reflect market conditions as of each December 31. This methodology is consistent with the approach required under the Pension Protection Act of 2006, which provides the rules for determining minimum funding requirements in the U.S.

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE DEFINED BENEFIT RETIREMENT PLANS

	U.S.
	2016	2015	2014
Service cost	$8.3	$9.9	$7.3
Interest cost	14.6	14.4	13.0
Expected return on plan assets	(16.6)	(17.5)	(15.4)
Amortization of prior service credit	(0.9)	(1.0)	(1.0)
Amortization of actuarial loss	4.8	7.7	1.9

Net periodic benefit cost	$10.2	$13.5	$5.8

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE DEFINED BENEFIT RETIREMENT PLANS (CONTINUED)

	Non-U.S.
	2016	2015	2014
Service cost	$14.9	$14.4	$13.5
Interest cost	7.0	7.0	8.2
Expected return on plan assets	(3.9)	(3.8)	(4.5)
Amortization of prior service costs	0.4	0.3	0.3
Amortization of actuarial loss	1.5	3.1	1.1
Settlement loss (gain)	(2.5)	0.0	0.1
Curtailment loss (gain)	0.1	0.0	0.1
Special termination benefits	0.1	0.1	—

Net periodic benefit cost	$17.6	$21.1	$18.8

The estimated prior service credit for the U.S. defined benefit pension plans that will be amortized from other comprehensive income into net benefit cost over the next fiscal year is immaterial. Amortization of net actuarial losses is expected to be $5.7 million in 2017. Net periodic benefit cost associated with these U.S. plans was $10.2 million in 2016 and is expected to be around $11.9 million in 2017. The estimated prior service cost and net actuarial loss for the non-U.S. defined benefit pension plans that will be amortized from other comprehensive income into net benefit cost over the next fiscal year are $0.5 million and $2.1 million, respectively. Net periodic benefit cost associated with these non-U.S. plans was $17.6 million in 2016 and is expected to be around $20.0 million in 2017. The amortization of the net actuarial loss is made over the estimated remaining service lives of the plan participants, 10 years for U.S. and 5-20 years for non-U.S. participants, varying between the different countries depending on the age of the work force.

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX AS OF DECEMBER 31

	U.S.		Non-U.S.
	2016	2015	2016	2015
Net actuarial loss (gain)	$95.6	$79.9	$35.7	$31.9
Prior service cost (credit)	0.3	(0.6)	3.8	2.3

Total accumulated other comprehensive income recognized in the balance sheet	$95.9	$79.3	$39.5	$34.2

CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX FOR THE PERIODS ENDED DECEMBER 31

	U.S.		Non-U.S.
	2016	2015	2016	2015
Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	$79.3	$104.7	$34.2	$56.4
Net actuarial loss (gain)	20.5	(19.0)	7.8	(14.9)
Prior service cost	—	0.3	2.1	0.2
Amortization of prior service credit (cost)	0.9	1.0	(0.6)	(0.3)
Amortization of actuarial loss	(4.8)	(7.7)	(1.9)	(3.1)
Translation difference	—	—	(2.1)	(4.1)

Total retirement benefit recognized in accumulated other comprehensive income at end of year	$95.9	$79.3	$39.5	$34.2

The accumulated benefit obligation for the U.S. non-contributory defined benefit pension plans was $292.4 million and $261.8 million at December 31, 2016 and 2015, respectively. The accumulated benefit obligation for the non-U.S. defined benefit pension plans was $220.3 million and $177.7 million at December 31, 2016 and 2015, respectively.

Pension plans for which the accumulated benefit obligation (ABO) is notably in excess of the plan assets reside in the following countries: U.S., France, Germany, Japan, South Korea and Sweden.

PENSION PLANS FOR WHICH ABO EXCEEDS THE FAIR VALUE OF PLAN ASSETS AS OF DECEMBER 31

	U.S.		Non-U.S.
	2016	2015	2016	2015
Projected Benefit Obligation (PBO)	$361.2	$324.6	$185.7	$118.0
Accumulated Benefit Obligation (ABO)	$292.4	$261.8	$152.5	$89.5
Fair value of plan assets	$256.5	$240.0	$54.9	$4.3

The Company, in consultation with its actuarial advisors, determines certain key assumptions to be used in calculating the projected benefit obligation and annual net periodic benefit cost.

ASSUMPTIONS USED TO DETERMINE THE BENEFIT OBLIGATIONS AS OF DECEMBER 31

	U.S.		Non-U.S.1)
% WEIGHTED AVERAGE	2016	2015	2016	2015
Discount rate	4.15	4.50	0.50-3.90	0.50-4.10
Rate of increases in compensation level	2.65	2.65	2.00-5.00	2.25-5.00

ASSUMPTIONS USED TO DETERMINE THE NET PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31

	U.S.
% WEIGHTED AVERAGE	2016	2015	2014
Discount rate	4.50	4.00	5.00
Rate of increases in compensation level	2.65	3.50	3.50
Expected long-term rate of return on assets	7.08	7.08	7.08

Non-U.S.1)
% WEIGHTED AVERAGE	2016	2015	2014
Discount rate	0.50-4.10	0.50-4.00	1.00-5.00
Rate of increases in compensation level	2.25-5.00	2.25-5.00	2.25-5.00
Expected long-term rate of return on assets	3.30-6.15	2.60-6.15	2.60-6.15

1)

The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 90% of the total Non-U.S. projected benefit obligation.

The discount rate for the U.S. plans has been set based on the rates of return on high-quality fixed-income investments currently available at the measurement date and expected to be available during the period the benefits will be paid. The expected timing of cash flows from the plan has also been considered in selecting the discount rate. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate. The discount rate for the U.K. plan has been set based on the weighted average yields on long-term high-grade corporate bonds and is determined by reference to financial markets on the measurement date.

The expected rate of increase in compensation levels and long-term rate of return on plan assets are determined based on a number of factors and must take into account long-term expectations and reflect the financial environment in the respective local market. The expected return on assets for the U.S. and U.K. plans are based on the fair value of the assets as of December 31.

The level of equity exposure is currently targeted at approximately 55% for the primary U.S. plan. The investment objective is to provide an attractive risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that Autoliv believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio. The Company has assumed a long-term rate of return on the U.S. plan assets of 7.08% for calculating the 2016 expense and 7.08% for calculating the 2017 expense.

The Company has assumed a long-term rate of return on the non-U.S. plan assets in a range of 3.30-6.15% for 2016. The closed U.K. plan which has a targeted and actual allocation of almost 100% debt instruments accounts for approximately 47% of the total non-U.S. plan assets.

Autoliv made contributions to the U.S. plan during 2016 and 2015 amounting to $6.8 million and $6.7 million, respectively. Contributions to the U.K. plan during 2016 and 2015 amounted to $1.2 million and $1.4 million, respectively. The Company expects to contribute $6.9 million to its U.S. pension plan in 2017 and is currently projecting a yearly funding at approximately the same level in the years thereafter. For the UK plan, which is the most significant non-U.S. pension plan, the Company expects to contribute $1.1 million in 2017 and in the years thereafter.

FAIR VALUE OF TOTAL PLAN ASSETS FOR YEARS ENDED DECEMBER 31

	U.S.	U.S.		Non-U.S.
ASSETS CATEGORY IN % WEIGHTED AVERAGE	Target allocation	2016	2015	2016	2015
Equity securities	55	56	56	14	15
Debt instruments	45	43	43	52	65
Other assets	—	1	1	34	20

Total	100	100	100	100	100

The following table summarizes the fair value of the Company’s plan assets:

	Fair value measurement at December 31, 2016	Fair value measurement at December 31, 2015
Assets
U.S. Equity
Large Cap	$95.1	$88.1
Mid Cap	10.6	10.1
Small Cap	11.9	10.3
Non-U.S. Equity	44.8	41.0
U.S. Bonds
Aggregate	109.1	103.7
Non-U.S. Bonds
Corporate	60.4	60.9
Aggregate	5.9	5.9
Insurance Contracts	36.7	13.9
Other Investments	9.8	9.5

Total	$384.3	$343.4

The fair value measurement level within the fair value hierarchy (see note 3) is based on the lowest level of any input that is significant to the fair value measurement. After further analysis of the characteristics of certain investments (e.g. fair values based on net asset values held by common collective trusts) we have evaluated the fair value of plan assets should be reported as Level 2.

The estimated future benefit payments for the pension benefits reflect expected future service, as appropriate. The amount of benefit payments in a given year may vary from the projected amount, especially for the U.S. plan since historically this plan pays the majority of benefits as a lump sum, where the lump sum amounts vary with market interest rates.

PENSION BENEFITS EXPECTED PAYMENTS	U.S.	Non-U.S.
2017	$14.2	$7.3
2018	$15.6	$8.2
2019	$17.4	$9.1
2020	$18.5	$9.2
2021	$21.4	$10.3
Years 2022-2026	$139.7	$59.6

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company currently provides postretirement health care and life insurance benefits to most of its U.S. retirees. Such benefits in other countries are included in the tables below, but are not significant.

In general, the terms of the plans provide that U.S. employees who retire after attaining age 55, with 15 years of service (5 years before December 31, 2006), are reimbursed for qualified medical expenses up to a maximum annual amount. Spouses for certain retirees are also eligible for reimbursement under the plan. Life insurance coverage is available for those who elect coverage under the retiree health plan. During 2014, the plan was amended to move from a self-insured model where employees were charged an estimated premium based on anticipated plan expenses for continued coverage, to a plan where retirees are provided a fixed contribution to a Health Retirement Account (HRA). Retirees can use the HRA funds to purchase insurance through a private exchange. Employees hired on or after January 1, 2004 are not eligible to participate in the plan.

The Company has reviewed the impact of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (Medicare Part D) on its financial statements. Although the Plan may currently qualify for a subsidy from Medicare, the amount of the subsidy is so small that the expenses incurred to file for the subsidy may exceed the subsidy itself. Therefore, the impact of any subsidy is ignored in the calculations as Autoliv will not be filing for any reimbursement from Medicare.

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS AS OF DECEMBER 31

	2016	2015	2014
Benefit obligation at beginning of year	$19.3	$21.0	$34.3
Service cost	0.4	0.5	1.3
Interest cost	0.8	0.8	1.6
Actuarial (gain) loss due to:
Change in discount rate	0.7	(1.2)	2.4
Experience	(0.1)	(0.9)	(1.1)
Other assumption changes	(2.9)	(0.9)	0.4
Plan amendments	0.2	(0.0)	(17.2)
Benefits paid	(0.3)	(0.2)	(0.8)
Other	0.4	0.2	0.1

Benefit obligation at end of year	$18.5	$19.3	$21.0

Fair value of plan assets at beginning of year	$—	$—	$—
Company contributions	0.3	0.2	0.8
Benefits paid	(0.3)	(0.2)	(0.8)

Fair value of plan assets at end of year	$—	$—	$—

Accrued postretirement benefit cost recognized in the balance sheet	$(18.5)	$(19.3)	$(21.0)

The liability for postretirement benefits other than pensions is classified as other non-current liabilities in the balance sheet.

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE POST RETIREMENT BENEFIT PLANS OTHER THAN PENSIONS

PERIOD ENDED DECEMBER 31	2016	2015	2014
Service cost	$0.4	$0.5	$1.3
Interest cost	0.8	0.8	1.6
Amortization of prior service cost	(2.1)	(2.2)	(0.1)
Amortization of actuarial loss	(0.1)	(0.1)	(0.1)

Net periodic benefit (credit) cost	$(1.0)	$(1.0)	$2.7

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX ASSOCIATED WITH POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS AS OF DECEMBER 31

	U.S.		Non-U.S.
	2016	2015	2016	2015
Net actuarial loss (gain)	$(4.8)	$(3.0)	$(1.5)	$(2.5)
Prior service cost (credit)	(12.8)	(15.2)	0.2	(0.0)
Total accumulated other comprehensive income recognized in the balance sheet	$(17.6)	$(18.2)	$(1.3)	$(2.5)

For measuring end-of-year obligations at December 31, 2016, health care trends are not needed due to the fixed-cost nature of the benefits provided in 2014 and beyond. After 2014, all retirees receive a fixed dollar subsidy toward the cost of their health benefits. This individual retiree subsidy will not increase in future years.

The weighted average discount rate used to determine the U.S. postretirement benefit obligation was 4.40% in 2016 and 4.65% in 2015. The average discount rate used in determining the postretirement benefit cost was 4.65% in 2016, 4.20% in 2015 and 5.05% in 2014.

A one percentage point increase or decrease in the annual health care cost trend rates would have had no impact on the Company’s net benefit cost for the current period or on the accumulated postretirement benefit obligation at December 31, 2016. This is due to the fixed-dollar nature of the benefits provided under the postretirement benefit plan.

The estimated net gain and prior service credit for the postretirement benefit plans that will be amortized from other comprehensive income into net benefit cost over the next fiscal year are approximately $(2.6) million combined.

The estimated future benefit payments for the postretirement benefits reflect expected future service as appropriate.

POSTRETIREMENT BENEFITS	EXPECTED PAYMENTS
2017	$0.5
2018	$0.5
2019	$0.6
2020	$0.7
2021	$0.7
Years 2022–2026	$4.4